Expense Example - FidelityInternationalRealEstateFund-RetailPRO - FidelityInternationalRealEstateFund-RetailPRO - Fidelity International Real Estate Fund - Fidelity International Real Estate Fund	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 90
3 years	281
5 years	488
10 years	$ 1,084